⬛  Gabelli Capital Asset Fund

Schedule of Investments

March 31, 2019 (Unaudited)

Shares		Market Value
Common Stocks — 99.3%
Aerospace and Defense — 10.4%
82,000	Aerojet Rocketdyne Holdings Inc.†	$2,913,460
500	Curtiss-Wright Corp.	56,670
11,718	HEICO Corp.	1,111,687
12,500	Honeywell International Inc.	1,986,500
30,000	Kaman Corp.	1,753,200
80,000	Rolls-Royce Holdings plc†	941,103

		8,762,620

Automobiles and Components — 0.3%
1,000	BorgWarner Inc.	38,410
10,000	Dana Inc.	177,400
1,750	Garrett Motion Inc.†	25,777

		241,587

Building and Construction — 0.8%
17,500	Herc Holdings Inc.†	682,150

Building Products — 0.5%
20,000	Griffon Corp.	369,600

Commercial and Professional Services — 3.0%
7,500	Rollins Inc.	312,150
21,500	Waste Management Inc.	2,234,065

		2,546,215

Consumer Durables — 2.5%
3,600	Cavco Industries Inc.†	423,108
9,000	Skyline Champion Corp.	171,000
36,000	Sony Corp., ADR	1,520,640

		2,114,748

Consumer Services — 1.7%
26,000	Boyd Gaming Corp.	711,360
12,000	Canterbury Park Holding Corp.	174,240
52,000	Dover Motorsports Inc.	105,040
7,500	Las Vegas Sands Corp.	457,200

		1,447,840

Consumer Staples — 10.9%
3,000	Archer-Daniels-Midland Co.	129,390
55,000	Brown-Forman Corp., Cl. A	2,814,350
1,500	Bunge Ltd.	79,605
43,000	Danone SA, ADR	661,770
22,000	Diageo plc, ADR	3,599,420
12,000	Fomento Economico Mexicano SAB de CV, ADR	1,107,360
400	National Beverage Corp.	23,092
3,500	The Coca-Cola Co.	164,010
15,965	Tootsie Roll Industries Inc.	594,537

		9,173,534

Diversified Industrial — 1.1%
1,500	EnPro Industries Inc.	96,675

Shares		Market Value

14,500	ITT Inc.	$841,000

		937,675

Electrical Equipment — 3.8%
22,500	AMETEK Inc.	1,866,825
23,000	Franklin Electric Co. Inc.	1,175,070
2,866	Resideo Technologies Inc.†	55,285
500	Rockwell Automation Inc.	87,730

		3,184,910

Energy — 2.0%
3,000	Anadarko Petroleum Corp.	136,440
2,000	Chevron Corp.	246,360
7,000	ConocoPhillips	467,180
7,000	Devon Energy Corp.	220,920
4,000	Exxon Mobil Corp.	323,200
24,000	RPC Inc.	273,840
55,000	Weatherford International plc†	38,390

		1,706,330

Financials — 12.7%
17,000	American Express Co.	1,858,100
3,000	Argo Group International Holdings Ltd.	211,980
2,100	BKF Capital Group Inc.†	22,050
41,100	Griffin Industrial Realty Inc.	1,432,335
4,500	JPMorgan Chase & Co.	455,535
18,500	Legg Mason Inc.	506,345
1,500	Marsh & McLennan Companies Inc.	140,850
19,000	Morgan Stanley	801,800
14,200	Ryman Hospitality Properties Inc., REIT	1,167,808
7,000	State Street Corp.	460,670
38,000	The Bank of New York Mellon Corp.	1,916,340
35,000	Wells Fargo & Co.	1,691,200

		10,665,013

Health Care — 1.6%
9,000	Boston Scientific Corp.†	345,420
4,800	Covetrus Inc.†	152,880
12,000	Henry Schein Inc.†	721,320
5,000	Patterson Cos. Inc.	109,250

		1,328,870

Information Technology — 5.1%
20,000	Corning Inc.	662,000
65,000	CTS Corp.	1,909,050
4,000	Diebold Nixdorf Inc.†	44,280
4,000	EchoStar Corp., Cl. A†	145,800
7,000	Internap Corp.†	34,720
14,200	Texas Instruments Inc.	1,506,194

		4,302,044

Machinery — 9.7%
14,200	CIRCOR International Inc.†	462,920
135,000	CNH Industrial NV	1,377,000
11,500	Crane Co.	973,130
2,000	Deere & Co.	319,680

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⬛  Gabelli Capital Asset Fund

Schedule of Investments (Continued)

March 31, 2019 (Unaudited)

Shares		Market Value
Common Stocks (Continued)
Machinery (Continued)
10,000	Flowserve Corp.	$451,400
29,000	Graco Inc.	1,436,080
4,000	IDEX Corp.	606,960
25,000	Navistar International Corp.†	807,500
7,500	The Eastern Co.	206,400
41,000	The L.S. Starrett Co., Cl. A†	315,700
2,000	Watts Water Technologies Inc., Cl. A	161,640
13,500	Xylem Inc.	1,067,040

		8,185,450

Materials — 6.1%
500	AdvanSix Inc.†	14,285
9,500	Ampco-Pittsburgh Corp.†	31,350
50,000	Ferro Corp.†	946,500
48,000	Freeport-McMoRan Inc.	618,720
6,200	International Flavors & Fragrances Inc.	798,498
70,000	Myers Industries Inc.	1,197,700
40,000	Newmont Mining Corp.	1,430,800
1,000	Sensient Technologies Corp.	67,790

		5,105,643

Media — 14.6%
3,000	AMC Networks Inc., Cl. A†	170,280
40,000	CBS Corp., Cl. A, Voting	1,904,400
10,000	Cogeco Inc.	588,468
5,500	Discovery Inc., Cl. A†	148,610
12,000	Discovery Inc., Cl. C†	305,040
11,500	DISH Network Corp., Cl. A†	364,435
6,000	Fox Corp., Cl. A†	220,260
98,000	Grupo Televisa SAB, ADR	1,083,880
1,750	Liberty Broadband Corp., Cl. A†	160,370
2,500	Liberty Broadband Corp., Cl. C†	229,350
5,000	Liberty Global plc, Cl. A†	124,600
12,000	Liberty Global plc, Cl. C†	290,520
623	Liberty Latin America Ltd., Cl. A†	12,049
1,497	Liberty Latin America Ltd., Cl. C†	29,117
2,500	Liberty Media Corp.- Liberty Braves, Cl. A†	69,850
2,500	Liberty Media Corp.- Liberty Braves, Cl. C†	69,425
1,500	Liberty Media Corp.- Liberty Formula One, Cl. A†	51,060
1,500	Liberty Media Corp.- Liberty Formula One, Cl. C†	52,575
1,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	38,240
4,500	Meredith Corp.	248,670
27,000	MSG Networks Inc., Cl. A†	587,250
7,600	Sinclair Broadcast Group Inc., Cl. A	292,448
8,600	The Madison Square Garden Co., Cl. A†	2,520,918
5,000	The Walt Disney Co.	555,150
2,900	Tribune Media Co., Cl. A	133,806
63,000	Viacom Inc., Cl. A	2,044,350

		12,295,121

Shares		Market Value

Publishing — 0.9%
37,000	The E.W. Scripps Co., Cl. A	$ 777,000

Retailing — 1.9%
11,000	Aaron’s Inc.	578,600
12,000	CVS Health Corp.	647,160
10,000	Hertz Global Holdings Inc.†	173,700
3,400	Ingles Markets Inc., Cl. A	93,908
1,000	The Cheesecake Factory Inc.	48,920

		1,542,288

Telecommunication Services — 4.7%
23,000	Millicom International Cellular SA, SDR	1,396,481
10,000	Rogers Communications Inc., Cl. B	538,200
17,500	Telephone & Data Systems Inc.	537,775
32,000	United States Cellular Corp.†	1,469,120

		3,941,576

Transportation — 1.8%
20,000	GATX Corp.	1,527,400

Utilities — 3.2%
18,000	El Paso Electric Co.	1,058,760
27,000	National Fuel Gas Co.	1,645,920

		2,704,680

	Total Common Stocks	83,542,294

Closed-End Funds — 0.7%

8,500	Altaba Inc.†	630,020

Rights — 0.0%
Entertainment — 0.0%
43,000	Media General Inc., CVR†(a)	0

TOTAL INVESTMENTS — 100.0% (Cost $37,556,735)		$ 84,172,314

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt
REIT	Real Estate Investment Trust

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